SIGNIFICANT ACCOUNTING POLICIES (Details) - USD ($) $ in Thousands		Jun. 30, 2016	Dec. 31, 2015
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Long-term Debt	[1]	$ 380,213	$ 324,568
Other Non-current Assets	[1]	$ 10,453	10,474
Scenario, Previously Reported [Member]
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Long-term Debt			330,000
Other Non-current Assets			$ 15,900

[1]	Long-term Debt consists of outstanding amounts on our Credit Facility less unamortized deferred financing cost. Outstanding amounts on our Credit Facility were 385,000 and 330,000 as of June 30, 2016 and December 31, 2015, respectively. Please see note 2 to these Condensed Consolidated Financial Statements describing the effects of the accounting principle change covering the deferred financing costs.